Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effect on profit after tax
+100 basis point parallel shift in yield curves	£ 34	£ 119
-100 basis point parallel shift in yield curves	(48)	(229)
10% increase in equity prices	65	46
10% decrease in equity prices	(66)	(49)
Effect on total equity
+100 basis point parallel shift in yield curves	12	96
-100 basis point parallel shift in yield curves	(22)	(203)
10% increase in equity prices	65	46
10% decrease in equity prices	£ (66)	£ (49)